Leases (Details) - Schedule of Other Information - USD ($) $ in Thousands			6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Other Information [Abstract]
Cash paid for operating leases	$ 284	$ 128	$ 144	$ 140
Remaining lease term - operating leases (in years)	3 years 6 months		3 years
Average discount rate - operating leases	8.00%		8.00%